Income Taxes (AES Indiana) (Q1)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Income Taxes

7. INCOME TAXES

IPALCO follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries. Under a tax sharing agreement with AES, IPALCO is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPALCO and its subsidiaries each filed separate income tax returns. IPALCO is no longer subject to U.S. or state income tax examinations for tax years through 2016, but is open for all subsequent periods. IPALCO made tax sharing payments to AES of $0.0 million, $31.0 million and $27.5 million in 2023, 2022 and 2021, respectively.

Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2023	2022	2021
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$(14,222)	$22,539	$28,100
State	(3,716)	6,026	8,218
Total current income taxes	(17,938)	28,565	36,318
Deferred income taxes:
Federal	24,885	(6,920)	(7,286)
State	7,768	214	(91)
Total deferred income taxes	32,653	(6,706)	(7,377)
Total income tax expense	$14,715	$21,859	$28,941

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2023	2022	2021
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	3.9%	3.9%	4.0%
Depreciation flow through and amortization	(12.9)%	(7.8)%	(6.3)%
AFUDC – equity	(0.3)%	0.9%	0.4%
Noncontrolling interests in subsidiaries	9.0%	—%	—%
Other – net	(0.2)%	0.4%	0.4%
Effective tax rate	20.5%	18.4%	19.5%

Deferred Income Taxes

The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2023 and 2022 are as follows:

	2023	2022
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$409,675	$341,473
Regulatory assets recoverable through future rates	108,823	123,669
Other	17,694	17,953
Total deferred tax liabilities	536,192	483,095
Deferred tax assets:
Investment tax credit	5	6
Regulatory liabilities including ARO	168,619	167,725
Investments in tax partnerships	2,501	—
Other	3,579	2,723
Total deferred tax assets	174,704	170,454
Deferred income tax liability – net	$361,488	$312,641

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
	(In Thousands)
Unrecognized tax benefits at January 1	$—	$—	$7,368
Gross decreases – prior period tax positions	—	—	(7,368)
Unrecognized tax benefits at December 31	$—	$—	$—

The prior period unrecognized tax benefits represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. As a result of the resolution of federal and state audits in 2021, IPALCO reviewed its uncertain positions and determined that they are more likely than not to be sustained upon examination by taxing authorities. Consequently, the uncertain tax positions were reversed; because of the impact of deferred tax accounting the reversal did not affect the annual effective tax rate but were reclassified to plant related deferred tax balances.

Tax years subsequent to 2016 remain open to examination by taxing authorities. While it is often difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, we believe unrecognized tax benefits of $0 at December 31, 2023 and 2022, respectively, is the appropriate accrual for our uncertain tax positions. However, audit outcomes and the timing of audit settlements and future events that would impact our previously recorded unrecognized tax benefits are subject to significant uncertainty. It is possible that the ultimate outcome of future examinations may exceed our provision for current unrecognized tax benefits.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.

Indianapolis Power And Light Company
Entity Information [Line Items]
Income Taxes

7. INCOME TAXES

AES Indiana follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and AES Indiana. Under a tax sharing agreement with IPALCO, AES Indiana is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if AES Indiana filed separate income tax returns. AES Indiana is no longer subject to U.S. or state income tax examinations for tax years through 2016, but is open for all subsequent periods. AES Indiana made tax sharing payments to IPALCO of $0.0 million, $39.5 million and $40.8 million in 2023, 2022 and 2021, respectively.

Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2023	2022	2021
	(In Thousands)
Components of income tax expense:
Current income taxes:
Federal	$1,816	$31,286	$36,353
State	268	8,185	10,325
Total current income taxes	2,084	39,471	46,678
Deferred income taxes:
Federal	17,631	(6,822)	(7,283)
State	5,951	238	(90)
Total deferred income taxes	23,582	(6,584)	(7,373)
Total income tax expense	$25,666	$32,887	$39,305

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2023	2022	2021
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	3.9%	3.9%	4.0%
Depreciation flow through and amortization	(8.0)%	(5.7)%	(4.9)%
AFUDC – equity	(0.2)%	0.7%	0.3%
Noncontrolling interests in subsidiaries	5.6%	—%	—%
Other – net	(0.1)%	0.3%	0.3%
Effective tax rate	22.2%	20.2%	20.7%

Deferred Income Taxes

The significant items comprising AES Indiana’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2023 and 2022 are as follows:

	2023	2022
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$409,675	$341,473
Regulatory assets recoverable through future rates	108,823	123,669
Other	7,975	22,717
Total deferred tax liabilities	526,473	487,859
Deferred tax assets:
Investment tax credit	5	6
Regulatory liabilities including ARO	168,619	167,726
Investments in tax partnerships	2,483	—
Operating loss carryforwards	9,230	—
Other	3,579	15,020
Total deferred tax assets	183,916	182,752
Deferred income tax liability – net	$342,557	$305,107

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
	(In Thousands)
Unrecognized tax benefits at January 1	$—	$—	$7,368
Gross decreases – prior period tax positions	—	—	(7,368)
Unrecognized tax benefits at December 31	$—	$—	$—

The prior period unrecognized tax benefits represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. As a result of the resolution of federal and state audits in 2021, AES Indiana reviewed its uncertain positions and determined that they are more likely than not to be sustained upon examination by taxing authorities. Consequently, the uncertain tax positions were reversed; because of the impact of deferred tax accounting the reversal did not affect the annual effective tax rate but were reclassified to plant related deferred tax balances.

Tax years subsequent to 2016 remain open to examination by taxing authorities. While it is often difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, AES Indiana believes unrecognized tax benefits of $0 at December 31, 2023 and 2022, respectively, is the appropriate accrual for our uncertain tax positions. However, audit outcomes and the timing of audit settlements and future events that would impact AES Indiana’s previously recorded unrecognized tax benefits are subject to significant uncertainty. It is possible that the ultimate outcome of future examinations may exceed AES Indiana’s provision for current unrecognized tax benefits.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.